U.S. Government Securities Fund®
Investment portfolio
November 30, 2021
unaudited
Bonds, notes & other debt instruments 90.78% U.S. Treasury bonds & notes 76.33% U.S. Treasury 48.38%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$65,000	$65,013
U.S. Treasury 0.125% 2022	53,068	53,024
U.S. Treasury 1.75% 2022	40,025	40,355
U.S. Treasury 1.875% 2022	34,000	34,477
U.S. Treasury 2.00% 2022	31,250	31,754
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.084% 2023[1]	50,000	50,011
U.S. Treasury 0.125% 2023	79,428	79,180
U.S. Treasury 0.125% 2023	30,000	29,863
U.S. Treasury 0.125% 2023	20,000	19,878
U.S. Treasury 0.375% 2023	97,284	97,026
U.S. Treasury 0.50% 2023	30,000	30,064
U.S. Treasury 1.50% 2023	2,000	2,027
U.S. Treasury 1.625% 2023	13,000	13,230
U.S. Treasury 2.625% 2023	131,950	135,728
U.S. Treasury 2.625% 2023	30,888	31,960
U.S. Treasury 2.75% 2023	35,200	36,547
U.S. Treasury 2.75% 2023	9,293	9,619
U.S. Treasury 2.875% 2023	31,757	33,223
U.S. Treasury 2.875% 2023	16,500	17,238
U.S. Treasury 0.375% 2024	50,000	49,634
U.S. Treasury 0.375% 2024	23,000	22,761
U.S. Treasury 0.625% 2024	428,000	426,067
U.S. Treasury 1.50% 2024	123,000	125,395
U.S. Treasury 1.50% 2024	36,500	37,229
U.S. Treasury 1.50% 2024[2]	18,000	18,350
U.S. Treasury 1.75% 2024	204,000	209,651
U.S. Treasury 1.75% 2024	53,722	55,116
U.S. Treasury 2.00% 2024	158,000	162,988
U.S. Treasury 2.00% 2024	45,000	46,468
U.S. Treasury 2.00% 2024	17,400	17,965
U.S. Treasury 2.25% 2024	57,250	59,615
U.S. Treasury 0.25% 2025	138,658	134,959
U.S. Treasury 0.25% 2025	71,150	69,000
U.S. Treasury 0.25% 2025	45,500	44,218
U.S. Treasury 0.25% 2025	37,000	35,943
U.S. Treasury 0.25% 2025	900	877
U.S. Treasury 0.375% 2025	662,099	643,791
U.S. Treasury 0.375% 2025	72,303	70,366
U.S. Treasury 2.125% 2025	6,500	6,761
U.S. Treasury 2.625% 2025	20,000	21,263
U.S. Treasury 2.75% 2025	38,000	40,250
U.S. Treasury 2.875% 2025	55,500	59,170
U.S. Treasury 2.875% 2025[2]	31,000	33,106
U.S. Treasury 2.875% 2025	20,000	21,304
U.S. Treasury 0.375% 2026	304,840	296,063
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2026	$49,730	$48,512
U.S. Treasury 0.625% 2026	34,275	33,487
U.S. Treasury 0.75% 2026	629,067	619,806
U.S. Treasury 0.75% 2026	265,319	260,597
U.S. Treasury 0.75% 2026	20,400	20,074
U.S. Treasury 0.875% 2026	1,445,820	1,427,468
U.S. Treasury 1.375% 2026	25,000	25,289
U.S. Treasury 1.75% 2026	63,900	65,829
U.S. Treasury 2.125% 2026	22,750	23,766
U.S. Treasury 2.25% 2026	5,200	5,454
U.S. Treasury 2.375% 2026	50,000	52,742
U.S. Treasury 2.625% 2026	49,000	52,123
U.S. Treasury 0.375% 2027	70,750	67,288
U.S. Treasury 0.50% 2027	101,955	97,763
U.S. Treasury 0.50% 2027	22,750	21,759
U.S. Treasury 0.50% 2027	14,000	13,461
U.S. Treasury 0.625% 2027	61,368	59,010
U.S. Treasury 2.375% 2027	10,000	10,621
U.S. Treasury 0.75% 2028	4,699	4,547
U.S. Treasury 1.125% 2028	86,306	85,502
U.S. Treasury 1.125% 2028	6,000	5,909
U.S. Treasury 1.25% 2028	523,799	521,897
U.S. Treasury 1.25% 2028	170,167	169,467
U.S. Treasury 1.25% 2028	70,500	70,097
U.S. Treasury 1.25% 2028	6,300	6,271
U.S. Treasury 2.875% 2028	6,687	7,349
U.S. Treasury 0.625% 2030	43,000	40,380
U.S. Treasury 0.625% 2030	30,950	28,996
U.S. Treasury 0.875% 2030	276,334	264,305
U.S. Treasury 6.25% 2030	5,250	7,305
U.S. Treasury 1.125% 2031	31,784	31,041
U.S. Treasury 1.25% 2031	20,538	20,217
U.S. Treasury 1.375% 2031	7,260	7,217
U.S. Treasury 1.625% 2031	562,550	573,622
U.S. Treasury 5.00% 2037	1,500	2,217
U.S. Treasury 1.125% 2040	144,100	127,335
U.S. Treasury 1.125% 2040	29,116	25,807
U.S. Treasury 1.375% 2040	8,952	8,248
U.S. Treasury 4.625% 2040	5,600	8,152
U.S. Treasury 1.75% 2041	157,962	154,963
U.S. Treasury 1.875% 2041	140,196	140,568
U.S. Treasury 2.25% 2041	44,863	47,737
U.S. Treasury 3.125% 2041	10,000	12,161
U.S. Treasury 4.375% 2041	7,000	9,981
U.S. Treasury 2.75% 2042	27,000	31,152
U.S. Treasury 2.75% 2042	6,000	6,918
U.S. Treasury 2.875% 2043	10,880	12,805
U.S. Treasury 3.375% 2044	18,500	23,648
U.S. Treasury 2.875% 2045	5,000	5,989
U.S. Treasury 3.00% 2045	3,500	4,288
U.S. Treasury 3.00% 2045	3,350	4,085
U.S. Treasury 2.50% 2046	50,000	56,466
U.S. Treasury, principal only, 0% 2047[2]	1,000	625
U.S. Treasury 2.75% 2047	7,250	8,651
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2047	$3,000	$3,575
U.S. Treasury 3.00% 2047	50,425	62,423
U.S. Treasury 3.00% 2048	4,775	5,986
U.S. Treasury 3.00% 2048	3,000	3,751
U.S. Treasury 3.125% 2048	6,500	8,319
U.S. Treasury 3.375% 2048	6,572	8,807
U.S. Treasury 2.25% 2049	16,800	18,454
U.S. Treasury 2.375% 2049	76,250	86,031
U.S. Treasury 2.875% 2049	94,000	116,099
U.S. Treasury 3.00% 2049	51,100	64,416
U.S. Treasury 1.25% 2050[2]	262,450	229,385
U.S. Treasury 1.375% 2050	518,080	467,172
U.S. Treasury 1.625% 2050[2]	651,196	624,436
U.S. Treasury 2.00% 2050	241,408	252,000
U.S. Treasury 1.875% 2051	79,009	80,336
U.S. Treasury 2.00% 2051[2]	225,722	236,373
U.S. Treasury 2.375% 2051	59,320	67,233
		11,294,290
U.S. Treasury inflation-protected securities 27.95%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	792,529	819,287
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	244,222	250,058
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	83,982	84,898
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	269,076	280,234
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	644,820	683,887
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	625,884	659,810
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	372,973	400,103
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	306,757	328,890
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	56,597	60,691
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	130,407	139,713
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	16,385	17,713
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	395,795	431,728
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	761,266	823,468
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	725,883	790,666
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	200,195	224,037
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	27,375	30,740
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,444	5,382
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	103,836	132,462
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	56,310	70,657
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	53,847	77,370
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	2,331	2,854
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	173,980	208,597
		6,523,245
Total U.S. Treasury bonds & notes		17,817,535
Mortgage-backed obligations 11.82% Federal agency mortgage-backed obligations 11.82%
Fannie Mae Pool #256740 4.50% 2027[4]	10	11
Fannie Mae Pool #257055 6.50% 2027[4]	227	254
Fannie Mae Pool #256993 6.50% 2027[4]	108	120
Fannie Mae Pool #AZ0554 3.50% 2030[4]	139	148
Fannie Mae Pool #AY1948 3.50% 2030[4]	114	121
Fannie Mae Pool #AZ4646 3.50% 2030[4]	92	97
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #735571 8.00% 2031[4]	$103	$111
Fannie Mae Pool #AS8610 3.00% 2032[4]	153	161
Fannie Mae Pool #CA1442 3.00% 2033[4]	560	594
Fannie Mae Pool #BJ7193 3.00% 2033[4]	526	559
Fannie Mae Pool #BJ4573 3.00% 2033[4]	388	407
Fannie Mae Pool #BJ5302 3.00% 2033[4]	331	346
Fannie Mae Pool #695412 5.00% 2033[4]	4	5
Fannie Mae Pool #BO6247 2.50% 2034[4]	5,393	5,611
Fannie Mae Pool #FM1490 3.50% 2034[4]	3,012	3,198
Fannie Mae Pool #BN3172 4.00% 2034[4]	11	11
Fannie Mae Pool #BN1085 4.00% 2034[4]	9	10
Fannie Mae Pool #AD3566 5.00% 2035[4]	52	57
Fannie Mae Pool #MA2787 4.00% 2036[4]	8,769	9,538
Fannie Mae Pool #MA2588 4.00% 2036[4]	5,465	5,940
Fannie Mae Pool #MA2717 4.00% 2036[4]	4,960	5,421
Fannie Mae Pool #MA2746 4.00% 2036[4]	4,397	4,796
Fannie Mae Pool #AS6870 4.00% 2036[4]	2,451	2,661
Fannie Mae Pool #MA2819 4.00% 2036[4]	526	574
Fannie Mae Pool #MA2856 4.00% 2036[4]	13	14
Fannie Mae Pool #MA3099 4.00% 2037[4]	4,063	4,410
Fannie Mae Pool #256860 6.50% 2037[4]	47	55
Fannie Mae Pool #256810 6.50% 2037[4]	44	51
Fannie Mae Pool #888372 6.50% 2037[4]	24	28
Fannie Mae Pool #888698 7.00% 2037[4]	75	86
Fannie Mae Pool #256828 7.00% 2037[4]	14	17
Fannie Mae Pool #889101 1.606% 2038[1,4]	46	48
Fannie Mae Pool #964279 2.095% 2038[1,4]	45	46
Fannie Mae Pool #964708 2.265% 2038[1,4]	6	6
Fannie Mae Pool #970343 6.00% 2038[4]	35	36
Fannie Mae Pool #889388 7.00% 2038[4]	141	163
Fannie Mae Pool #AC0794 5.00% 2039[4]	189	215
Fannie Mae Pool #931768 5.00% 2039[4]	13	15
Fannie Mae Pool #AE7629 2.06% 2040[1,4]	9	10
Fannie Mae Pool #AL9335 2.075% 2040[1,4]	1,616	1,702
Fannie Mae Pool #932606 5.00% 2040[4]	110	124
Fannie Mae Pool #MA4387 2.00% 2041[4]	2,312	2,359
Fannie Mae Pool #AL9326 2.109% 2041[1,4]	1,842	1,941
Fannie Mae Pool #AL9327 2.11% 2041[1,4]	1,409	1,486
Fannie Mae Pool #AL9531 2.128% 2041[1,4]	1,181	1,245
Fannie Mae Pool #AL0073 2.145% 2041[1,4]	80	84
Fannie Mae Pool #AE0789 2.164% 2041[1,4]	102	108
Fannie Mae Pool #AE0844 2.184% 2041[1,4]	103	108
Fannie Mae Pool #AJ1873 4.00% 2041[4]	274	302
Fannie Mae Pool #AH0351 4.50% 2041[4]	424	466
Fannie Mae Pool #AI1862 5.00% 2041[4]	864	985
Fannie Mae Pool #AI3510 5.00% 2041[4]	544	620
Fannie Mae Pool #AJ0704 5.00% 2041[4]	453	514
Fannie Mae Pool #AE1248 5.00% 2041[4]	299	339
Fannie Mae Pool #AJ5391 5.00% 2041[4]	287	327
Fannie Mae Pool #AE1277 5.00% 2041[4]	128	145
Fannie Mae Pool #AE1274 5.00% 2041[4]	69	79
Fannie Mae Pool #AE1283 5.00% 2041[4]	71	78
Fannie Mae Pool #AP7819 1.91% 2042[1,4]	105	111
Fannie Mae Pool #AL2000 1.942% 2042[1,4]	119	125
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL1941 1.951% 2042[1,4]	$147	$154
Fannie Mae Pool #AL2184 1.981% 2042[1,4]	244	256
Fannie Mae Pool #AL9532 1.991% 2042[1,4]	1,367	1,437
Fannie Mae Pool #AL9533 2.035% 2042[1,4]	648	681
Fannie Mae Pool #AL9530 2.088% 2042[1,4]	942	992
Fannie Mae Pool #AJ9327 3.50% 2042[4]	32	35
Fannie Mae Pool #AE1290 5.00% 2042[4]	50	57
Fannie Mae Pool #AT5898 3.00% 2043[4]	9,854	10,442
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,457	1,578
Fannie Mae Pool #AT7161 3.50% 2043[4]	392	422
Fannie Mae Pool #AR1512 3.50% 2043[4]	359	387
Fannie Mae Pool #AT0412 3.50% 2043[4]	161	174
Fannie Mae Pool #AT3954 3.50% 2043[4]	117	125
Fannie Mae Pool #AT0300 3.50% 2043[4]	69	73
Fannie Mae Pool #BM6240 2.063% 2044[1,4]	6,245	6,572
Fannie Mae Pool #AX8521 3.50% 2044[4]	199	214
Fannie Mae Pool #AY1829 3.50% 2044[4]	138	147
Fannie Mae Pool #AW8240 3.50% 2044[4]	38	40
Fannie Mae Pool #BE5017 3.50% 2045[4]	791	850
Fannie Mae Pool #BE5009 3.50% 2045[4]	395	423
Fannie Mae Pool #AY3880 4.00% 2045[4]	115	123
Fannie Mae Pool #MA2833 3.00% 2046[4]	8,166	8,639
Fannie Mae Pool #BC3465 4.00% 2046[4]	10	11
Fannie Mae Pool #AS8804 3.50% 2047[4]	15,040	16,054
Fannie Mae Pool #CA0770 3.50% 2047[4]	12,134	12,847
Fannie Mae Pool #BE8740 3.50% 2047[4]	700	749
Fannie Mae Pool #BD2440 3.50% 2047[4]	501	532
Fannie Mae Pool #BE8742 3.50% 2047[4]	217	233
Fannie Mae Pool #BH2846 3.50% 2047[4]	84	90
Fannie Mae Pool #BH2848 3.50% 2047[4]	78	83
Fannie Mae Pool #BH2847 3.50% 2047[4]	40	42
Fannie Mae Pool #BJ5015 4.00% 2047[4]	2,029	2,211
Fannie Mae Pool #BH3122 4.00% 2047[4]	53	56
Fannie Mae Pool #BM4488 3.369% 2048[1,4]	11,656	12,080
Fannie Mae Pool #BJ4901 3.50% 2048[4]	523	562
Fannie Mae Pool #CA2850 4.00% 2048[4]	2,405	2,632
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,308	1,420
Fannie Mae Pool #BK5232 4.00% 2048[4]	953	1,035
Fannie Mae Pool #BK9743 4.00% 2048[4]	393	427
Fannie Mae Pool #BJ4342 4.00% 2048[4]	138	148
Fannie Mae Pool #BK4740 4.00% 2048[4]	114	122
Fannie Mae Pool #BJ6169 4.00% 2048[4]	40	43
Fannie Mae Pool #BN1172 4.50% 2048[4]	220	238
Fannie Mae Pool #BJ8318 4.50% 2048[4]	178	192
Fannie Mae Pool #BK9761 4.50% 2048[4]	165	182
Fannie Mae Pool #BK6577 4.50% 2048[4]	5	5
Fannie Mae Pool #BO2264 3.00% 2049[4]	45,140	47,846
Fannie Mae Pool #FM1505 3.00% 2049[4]	14,748	15,512
Fannie Mae Pool #BO2890 3.00% 2049[4]	4,063	4,270
Fannie Mae Pool #BJ8402 3.42% 2049[1,4]	1,995	2,063
Fannie Mae Pool #FM7504 3.50% 2049[4]	52,852	55,608
Fannie Mae Pool #BN6708 3.50% 2049[4]	15,561	16,664
Fannie Mae Pool #CA4151 3.50% 2049[4]	7,437	8,038
Fannie Mae Pool #FM1062 3.50% 2049[4]	6,014	6,489
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1443 3.50% 2049[4]	$4,427	$4,754
Fannie Mae Pool #FM1220 3.50% 2049[4]	3,814	4,085
Fannie Mae Pool #FM2656 3.50% 2049[4]	3,168	3,372
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,477	1,588
Fannie Mae Pool #BN3931 4.50% 2049[4]	227	245
Fannie Mae Pool #BF0320 5.50% 2049[4]	4,628	5,346
Fannie Mae Pool #CA5539 3.00% 2050[4]	24,507	25,814
Fannie Mae Pool #FM2179 3.00% 2050[4]	20,446	21,530
Fannie Mae Pool #FM2822 3.00% 2050[4]	14,919	15,714
Fannie Mae Pool #CA5338 3.00% 2050[4]	6,939	7,245
Fannie Mae Pool #FM2777 3.00% 2050[4]	5,347	5,616
Fannie Mae Pool #FM2664 3.50% 2050[4]	27,510	29,706
Fannie Mae Pool #FM2389 3.50% 2050[4]	2,603	2,781
Fannie Mae Pool #FM7694 3.00% 2051[4]	55,511	58,670
Fannie Mae Pool #CB0041 3.00% 2051[4]	37,700	40,010
Fannie Mae Pool #CB2292 3.00% 2051[4]	31,564	33,476
Fannie Mae Pool #CB2293 3.00% 2051[4]	31,566	33,353
Fannie Mae Pool #FM9632 3.00% 2051[4]	20,136	21,259
Fannie Mae Pool #FM9631 3.00% 2051[4]	17,064	17,999
Fannie Mae Pool #MA4401 3.50% 2051[4]	1,554	1,638
Fannie Mae Pool #MA4381 3.50% 2051[4]	1,044	1,106
Fannie Mae Pool #BF0379 3.50% 2059[4]	25,550	27,692
Fannie Mae Pool #BM6693 3.50% 2059[4]	10,774	11,625
Fannie Mae Pool #BF0497 3.00% 2060[4]	11,775	12,462
Fannie Mae Pool #BF0481 3.50% 2060[4]	17,769	19,259
Fannie Mae Pool #BF0480 3.50% 2060[4]	10,792	11,758
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,4]	1	1
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	137	152
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.372% 2036[1,4]	355	356
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[1,4]	116	124
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	41	47
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[4]	462	466
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,4]	560	562
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	253	253
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	686	687
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	1,096	1,107
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	145	145
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.483% 2023[1,4]	1,198	1,215
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.191% 2023[1,4]	2,134	2,204
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.61% 2024[1,4]	1,008	1,032
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[1,4]	1,612	1,662
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[1,4]	1,098	1,138
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,4]	3,851	4,021
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[4]	26	26
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	167	170
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	1,307	1,336
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	1,969	2,009
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	827	843
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[4]	204	205
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	896	916
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[4]	229	232
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[4]	53	53
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[4,5]	142	143
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	512	475
U.S. Government Securities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	$321	$302
Freddie Mac Pool #QS0124 1.50% 2030[4]	780	789
Freddie Mac Pool #ZT1332 3.00% 2030[4]	3,454	3,639
Freddie Mac Pool #G16634 3.00% 2031[4]	7,444	7,866
Freddie Mac Pool #V61960 3.00% 2033[4]	2,552	2,691
Freddie Mac Pool #QN1197 2.50% 2034[4]	3,343	3,476
Freddie Mac Pool #1H1354 2.343% 2036[1,4]	117	125
Freddie Mac Pool #C91909 4.00% 2036[4]	93	101
Freddie Mac Pool #840222 2.146% 2040[1,4]	441	466
Freddie Mac Pool #G06459 5.00% 2041[4]	1,611	1,837
Freddie Mac Pool #841039 2.187% 2043[1,4]	5,558	5,870
Freddie Mac Pool #G61082 3.00% 2043[4]	6,717	7,127
Freddie Mac Pool #Q18236 3.50% 2043[4]	627	677
Freddie Mac Pool #Q19133 3.50% 2043[4]	423	457
Freddie Mac Pool #Q17696 3.50% 2043[4]	374	405
Freddie Mac Pool #Q15874 4.00% 2043[4]	65	70
Freddie Mac Pool #Q28558 3.50% 2044[4]	1,687	1,816
Freddie Mac Pool #760014 2.888% 2045[1,4]	977	1,009
Freddie Mac Pool #760012 3.113% 2045[1,4]	1,070	1,108
Freddie Mac Pool #760013 3.181% 2045[1,4]	841	872
Freddie Mac Pool #G60238 3.50% 2045[4]	10,693	11,493
Freddie Mac Pool #Z40130 3.00% 2046[4]	2,673	2,836
Freddie Mac Pool #G67700 3.50% 2046[4]	3,928	4,219
Freddie Mac Pool #G60744 3.50% 2046[4]	2,234	2,384
Freddie Mac Pool #760015 2.644% 2047[1,4]	2,168	2,237
Freddie Mac Pool #Q52069 3.50% 2047[4]	1,090	1,166
Freddie Mac Pool #Q51622 3.50% 2047[4]	807	869
Freddie Mac Pool #Q47615 3.50% 2047[4]	675	725
Freddie Mac Pool #ZT0538 3.50% 2048[4]	2,131	2,275
Freddie Mac Pool #Q54701 3.50% 2048[4]	758	811
Freddie Mac Pool #Q54709 3.50% 2048[4]	654	697
Freddie Mac Pool #Q55056 3.50% 2048[4]	649	690
Freddie Mac Pool #Q54781 3.50% 2048[4]	570	611
Freddie Mac Pool #Q54782 3.50% 2048[4]	557	596
Freddie Mac Pool #Q54700 3.50% 2048[4]	553	593
Freddie Mac Pool #Q56590 3.50% 2048[4]	375	402
Freddie Mac Pool #Q54699 3.50% 2048[4]	292	315
Freddie Mac Pool #Q56589 3.50% 2048[4]	254	270
Freddie Mac Pool #Q55060 3.50% 2048[4]	238	255
Freddie Mac Pool #Q56591 3.50% 2048[4]	216	229
Freddie Mac Pool #Q54698 3.50% 2048[4]	210	225
Freddie Mac Pool #Q54831 3.50% 2048[4]	207	224
Freddie Mac Pool #G67711 4.00% 2048[4]	33,543	36,554
Freddie Mac Pool #Q56599 4.00% 2048[4]	1,522	1,656
Freddie Mac Pool #Q56175 4.00% 2048[4]	1,015	1,099
Freddie Mac Pool #Q55971 4.00% 2048[4]	986	1,068
Freddie Mac Pool #Q55970 4.00% 2048[4]	497	546
Freddie Mac Pool #Q58411 4.50% 2048[4]	2,082	2,292
Freddie Mac Pool #Q58436 4.50% 2048[4]	898	994
Freddie Mac Pool #Q58378 4.50% 2048[4]	748	818
Freddie Mac Pool #Q57242 4.50% 2048[4]	637	697
Freddie Mac Pool #RA1339 3.00% 2049[4]	5,312	5,572
Freddie Mac Pool #QA4673 3.00% 2049[4]	3,000	3,169
Freddie Mac Pool #ZA6700 3.50% 2049[4]	14,233	15,097
U.S. Government Securities Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7502 3.50% 2049[4]	$9,984	$10,636
Freddie Mac Pool #QA1442 3.50% 2049[4]	5,289	5,658
Freddie Mac Pool #RA1580 3.50% 2049[4]	5,221	5,643
Freddie Mac Pool #RA1463 3.50% 2049[4]	5,209	5,630
Freddie Mac Pool #QA0284 3.50% 2049[4]	2,917	3,135
Freddie Mac Pool #QA2748 3.50% 2049[4]	731	786
Freddie Mac Pool #ZN5963 4.50% 2049[4]	13	14
Freddie Mac Pool #RA2319 3.00% 2050[4]	11,396	11,897
Freddie Mac Pool #SD0187 3.00% 2050[4]	8,112	8,569
Freddie Mac Pool #SD7513 3.50% 2050[4]	96,009	103,551
Freddie Mac Pool #RA2003 4.50% 2050[4]	9,948	10,893
Freddie Mac Pool #SD8053 4.50% 2050[4]	566	609
Freddie Mac Pool #SD8164 3.50% 2051[4]	18,460	19,477
Freddie Mac Pool #SD8163 3.50% 2051[4]	2,533	2,680
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.489% 2023[1,4]	5	5
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.339% 2036[1,4]	688	690
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	411	415
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	3,208	3,244
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,4]	21,150	21,867
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[4]	17,787	18,389
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,390	1,429
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,4]	21,000	21,860
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[4]	3,507	3,707
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	4,860	5,295
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	2,000	2,240
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	580	535
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	292	276
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	219	198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	23,135	23,972
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	22,880	23,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	19,550	20,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	11,176	11,616
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	2,234	2,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	12,097	12,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	17,666	18,685
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	16,930	17,989
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	10,910	11,593
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	5,550	5,784
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	4,163	4,331
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	2,066	2,197
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	28,296	29,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	12,126	12,888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	10,622	11,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	5,542	5,888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	4,960	5,179
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	710	742
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	28,298	29,363
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	92,643	96,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	18,167	18,712
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	52,898	54,953
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	40,443	41,881
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4]	10,356	10,801
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	20,334	20,586
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	4,281	4,203
U.S. Government Securities Fund — Page 8 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.00% 2051[4,6]	$2,306	$2,336
Government National Mortgage Assn. 2.50% 2051[4,6]	41,711	42,858
Government National Mortgage Assn. 3.00% 2051[4,6]	16,949	17,574
Government National Mortgage Assn. 2.00% 2052[4,6]	595	600
Government National Mortgage Assn. 2.50% 2052[4,6]	146,620	150,354
Government National Mortgage Assn. Pool #754335 6.50% 2029[4]	179	194
Government National Mortgage Assn. Pool #754334 6.50% 2032[4]	304	335
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[4]	966	1,042
Government National Mortgage Assn. Pool #754319 6.50% 2037[4]	202	227
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	74	86
Government National Mortgage Assn. Pool #004182 5.50% 2038[4]	26	28
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	171	201
Government National Mortgage Assn. Pool #754287 6.50% 2038[4]	120	129
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[4]	89	93
Government National Mortgage Assn. Pool #738836 6.50% 2038[4]	68	70
Government National Mortgage Assn. Pool #741910 4.00% 2039[4]	231	247
Government National Mortgage Assn. Pool #004367 4.00% 2039[4]	21	23
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	351	408
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	890	1,016
Government National Mortgage Assn. Pool #754314 6.50% 2039[4]	493	568
Government National Mortgage Assn. Pool #004636 4.50% 2040[4]	533	587
Government National Mortgage Assn. Pool #736089 5.00% 2040[4]	137	155
Government National Mortgage Assn. Pool #736084 5.00% 2040[4]	110	124
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	1,489	1,722
Government National Mortgage Assn. Pool #754636 3.50% 2041[4]	474	495
Government National Mortgage Assn. Pool #005157 4.00% 2041[4]	95	97
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	5,016	5,432
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	2,559	2,846
Government National Mortgage Assn. Pool #005040 5.00% 2041[4]	49	53
Government National Mortgage Assn. Pool #005187 5.50% 2041[4]	86	92
Government National Mortgage Assn. Pool #005073 5.50% 2041[4]	67	72
Government National Mortgage Assn. Pool #005112 6.50% 2041[4]	267	299
Government National Mortgage Assn. Pool #754591 4.00% 2042[4]	1,005	1,081
Government National Mortgage Assn. Pool #754637 4.00% 2042[4]	795	848
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[4]	1,462	1,545
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	19	21
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	18,164	19,305
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	8,416	8,944
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	3,759	3,994
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	40	43
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[4]	26,628	27,678
Government National Mortgage Assn. Pool #892950 1.33% 2060[1,4]	717	732
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	16	16
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	4	5
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	2	3
Government National Mortgage Assn. Pool #765151 4.94% 2061[4]	5	5
Government National Mortgage Assn. Pool #751409 4.95% 2061[4]	1	1
Government National Mortgage Assn. Pool #756715 4.39% 2062[4]	27	28
Government National Mortgage Assn. Pool #767610 4.629% 2062[4]	1	1
Government National Mortgage Assn. Pool #759735 4.752% 2062[4]	1	1
Government National Mortgage Assn. Pool #894475 2.318% 2063[1,4]	1,895	1,973
Government National Mortgage Assn. Pool #767641 4.529% 2063[4]	1	1
Government National Mortgage Assn. Pool #795533 4.797% 2063[4]	1	1
Government National Mortgage Assn. Pool #AG8149 0.738% 2064[1,4]	236	239
U.S. Government Securities Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8156 1.207% 2064[1,4]	$272	$276
Government National Mortgage Assn. Pool #894482 2.309% 2064[1,4]	2,496	2,595
Government National Mortgage Assn. Pool #AG8068 4.797% 2064[4]	4	4
Government National Mortgage Assn. Pool #AG8150 4.904% 2064[4]	3	3
Government National Mortgage Assn. Pool #AG8155 5.146% 2064[4]	5	5
Government National Mortgage Assn. Pool #AG8171 5.216% 2064[4]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	43	44
Government National Mortgage Assn. Pool #AL7438 4.509% 2065[4]	3	3
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	199	211
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[1,4]	283	288
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.037% 2061[1,4]	479	4
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.552% 2062[1,4]	165	2
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.79% 2062[1,4]	970	968
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.903% 2062[1,4]	1,536	1,534
Government National Mortgage Assn. Pool #795471 5.104% 2062[4]	1	1
Government National Mortgage Assn. Pool #AG8194 4.381% 2064[4]	21	22
Government National Mortgage Assn. Pool #AG8189 5.138% 2064[4]	4	4
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	85,859	86,316
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	70,162	71,815
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	42,671	42,707
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	95,362	99,028
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	5,056	5,316
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	13,530	14,539
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	135,899	135,416
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	104,110	103,972
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	136,302	139,076
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	88,871	90,891
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	9,605	9,949
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	5,371	5,572
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[4]	60	60
Total mortgage-backed obligations		2,759,964
Federal agency bonds & notes 2.63%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,447	1,499
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	790	821
Fannie Mae 0.625% 2025	318,800	314,964
Fannie Mae 0.75% 2027	21,700	20,942
Fannie Mae 0.875% 2030	63,500	59,992
Fannie Mae 7.125% 2030	5,000	7,162
Federal Home Loan Bank 3.375% 2023	14,160	14,864
Federal Home Loan Bank 3.25% 2028	56,500	63,290
Federal Home Loan Bank 5.50% 2036	1,000	1,463
Freddie Mac 0.375% 2023	25,000	24,988
Private Export Funding Corp. 3.55% 2024	14,300	15,154
Small Business Administration, Series 2003-20B, 4.84% 2023	130	132
Tennessee Valley Authority 0.75% 2025	13,200	13,130
Tennessee Valley Authority 2.875% 2027	5,000	5,411
Tennessee Valley Authority 4.65% 2035	4,480	5,913
Tennessee Valley Authority 5.88% 2036	3,625	5,349
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,972
TVA Southaven 3.846% 2033	1,763	1,914
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	16,630	16,671
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,443
U.S. Government Securities Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022		$7,500	$7,597
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		3,125	3,314
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		2,000	2,030
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		500	519
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		750	790
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		875	921
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		875	923
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		3,850	4,061
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		1,250	1,320
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		850	899
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		825	888
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		825	876
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		800	851
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		675	719
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029		1,904	2,056
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		1,446	1,628
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		1,140	1,308
			614,774
Total bonds, notes & other debt instruments (cost: $21,068,295,000)			21,192,273
Short-term securities 13.38% U.S. Treasury bills 8.30%	Weighted average yield at acquisition
U.S. Treasury 1/25/2022	0.037%	196,900	196,896
U.S. Treasury 1/27/2022	0.047	175,000	174,986
U.S. Treasury 2/3/2022	0.048	250,000	249,978
U.S. Treasury 2/10/2022	0.049	188,160	188,141
U.S. Treasury 2/24/2022	0.047	33,600	33,596
U.S. Treasury 3/3/2022	0.042	275,000	274,961
U.S. Treasury 3/8/2022	0.051	32,300	32,297
U.S. Treasury 3/10/2022	0.048	142,100	142,081
U.S. Treasury 3/17/2022	0.042	122,600	122,580
U.S. Treasury 3/22/2022	0.051	50,000	49,993
U.S. Treasury 3/24/2022	0.045	50,000	49,991
U.S. Treasury 4/7/2022	0.054	50,000	49,988
U.S. Treasury 5/19/2022	0.058	72,600	72,571
U.S. Treasury 6/16/2022	0.054	150,000	149,924
U.S. Treasury 7/14/2022	0.056	150,000	149,892
			1,937,875
Federal agency bills & notes 4.71%
Fannie Mae 12/29/2021	0.030	19,750	19,748
Fannie Mae 01/19/2022	0.040	25,000	24,997
Federal Farm Credit Bank 12/08/2021	0.060	2,500	2,500
Federal Farm Credit Bank 02/16/2022	0.040	47,000	46,991
Federal Farm Credit Bank 04/06/2022	0.050	15,000	14,994
Federal Farm Credit Bank 06/07/2022	0.060	95,000	94,929
Federal Farm Credit Banks 04/11/2022	0.050	27,000	26,989
Federal Farm Credit Banks 05/27/2022	0.060	35,000	34,976
Federal Home Loan Bank 12/21/2021	0.039	39,600	39,597
Federal Home Loan Bank 12/22/2021	0.038	113,000	112,991
Federal Home Loan Bank 12/27/2021	0.035	60,000	59,993
Federal Home Loan Bank 12/29/2021	0.035	100,000	99,988
Federal Home Loan Bank 01/21/2022	0.045	50,000	49,994
U.S. Government Securities Fund — Page 11 of 16

unaudited
Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 01/28/2022	0.048%	$10,000	$9,999
Federal Home Loan Bank 02/04/2022	0.050	32,400	32,396
Federal Home Loan Bank 02/11/2022	0.050	51,300	51,293
Federal Home Loan Bank 02/18/2022	0.045	31,000	30,995
Federal Home Loan Bank 02/23/2022	0.038	100,000	99,983
Federal Home Loan Bank 03/04/2022	0.047	109,500	109,479
Federal Home Loan Bank 03/16/2022	0.046	30,000	29,993
Federal Home Loan Bank 03/23/2022	0.040	32,000	31,991
Federal Home Loan Bank 03/25/2022	0.042	75,000	74,980
			1,099,796
Commercial paper 0.37%
Merck & Co., Inc. 12/3/2021[5]	0.060	60,200	60,200
Merck & Co., Inc. 12/6/2021[5]	0.050	25,000	25,000
			85,200
Total short-term securities (cost: $3,123,116,000)			3,122,871
Total investment securities 104.16% (cost: $24,191,411,000)			24,315,144
Other assets less liabilities (4.16)%			(970,481)
Net assets 100.00%			$23,344,663
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2021 (000)
90 Day Euro Dollar Futures	Long	5,807	December 2022	$1,438,321	$(3,017)
90 Day Euro Dollar Futures	Long	24,746	September 2023	6,095,249	(37,782)
90 Day Euro Dollar Futures	Short	15,270	December 2023	(3,757,947)	21,940
90 Day Euro Dollar Futures	Short	17,470	December 2024	(4,294,344)	2,477
2 Year U.S. Treasury Note Futures	Short	1,048	March 2022	(229,234)	184
5 Year U.S. Treasury Note Futures	Short	6,310	March 2022	(766,024)	(5,785)
10 Year U.S. Treasury Note Futures	Long	2,305	March 2022	301,523	2,511
10 Year Ultra U.S. Treasury Note Futures	Short	3,577	March 2022	(525,428)	(10,651)
20 Year U.S. Treasury Bond Futures	Long	3,817	March 2022	618,831	11,791
30 Year Ultra U.S. Treasury Bond Futures	Short	1,816	March 2022	(364,221)	(13,973)
					$(32,305)
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	$694,646	$10,729	$—	$10,729
1.2525%	Annual	U.S. EFFR	Annual	2/14/2023	586,311	6,741	—	6,741
SOFR	Annual	0.471%	Annual	10/26/2023	350,000	317	—	317
0.45801%	Annual	SOFR	Annual	10/26/2023	350,000	(404)	—	(404)
3-month USD-LIBOR	Quarterly	1.495%	Semi-annual	11/10/2023	115,000	(1,654)	—	(1,654)
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	94,000	(3,550)	—	(3,550)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(4,491)	—	(4,491)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	7,868	—	7,868
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	4,211	—	4,211
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	4,203	—	4,203
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	4,848	—	4,848
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	199,200	(3,154)	—	(3,154)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,800	3,902	—	3,902
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,700	3,889	—	3,889
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	48,600	3,154	—	3,154
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	45,900	2,967	—	2,967
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	(4,955)	—	(4,955)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	12,702	—	12,702
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	235,000	(10,407)	—	(10,407)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	5,471	—	5,471
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	29,200	(2,912)	—	(2,912)
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	36,300	(3,546)	—	(3,546)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	36,300	(3,548)	—	(3,548)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	21,600	(2,925)	—	(2,925)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	242,600	41,754	(144)	41,898
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	411,000	80,202	—	80,202
1.8205%	Semi-annual	3-month USD-LIBOR	Quarterly	10/8/2051	34,300	1,618	—	1,618
1.8125%	Semi-annual	3-month USD-LIBOR	Quarterly	10/8/2051	34,300	1,551	—	1,551
1.8375%	Semi-annual	3-month USD-LIBOR	Quarterly	10/12/2051	34,400	1,767	—	1,767
							$(144)	$156,492
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $102,260,000, which represented .44% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $85,343,000, which represented .37% of the net assets of the fund.
[6]	Purchased on a TBA basis.
U.S. Government Securities Fund — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $19,283,236,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $8,273,559,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$17,817,535	$—	$17,817,535
Mortgage-backed obligations	—	2,759,964	—	2,759,964
Federal agency bonds & notes	—	614,774	—	614,774
Short-term securities	—	3,122,871	—	3,122,871
Total	$—	$24,315,144	$—	$24,315,144
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$38,903	$—	$—	$38,903
Unrealized appreciation on interest rate swaps	—	198,038	—	198,038
Liabilities:
Unrealized depreciation on futures contracts	(71,208)	—	—	(71,208)
Unrealized depreciation on interest rate swaps	—	(41,546)	—	(41,546)
Total	$(32,305)	$156,492	$—	$124,187
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
U.S. Government Securities Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-022-0122O-S85366	U.S. Government Securities Fund — Page 16 of 16